UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRXCX California Tax-Free Bond
Fund –
.
TCFEX California Tax-Free Bond
Fund–
.
I Class

T. ROWE PRICE California Tax-Free Bond Fund
HIGHLIGHTS
The tax-exempt bond market experienced a significant downturn amid a surge in
Treasury yields during the 12-month period ended February 28, 2023.
The California Tax-Free Bond Fund produced negative results but outperformed its Lipper peer group average over the 12-month period.
The fund maintained significant positions in revenue-backed health care, transportation, and education bonds.
The market downturn has pushed municipal yields to their highest levels in more than a decade, offering investors more attractive income potential and some cushion against a further rise in rates.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE California Tax-Free Bond Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes declined during your fund’s fiscal year, the 12-month period ended February 28, 2023, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth. The downturn was most pronounced in the first half of the period, with many sectors partially rebounding over the final six months as recession fears receded somewhat.
For the 12-month period, value shares declined but generally outperformed growth stocks as rising interest rates put downward pressure on growth stock valuations. European equities outperformed most other regions, and emerging markets stocks generally underperformed shares in developed markets. Meanwhile, most currencies weakened versus the U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a bright spot, gaining more than 20%
as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over supply shortages. Conversely, communication services and consumer discretionary shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by period-end. January’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 6.4% on a 12-month basis, the lowest level since October 2021 but still well above the Federal Reserve’s 2%
long-term target.
In response to the high inflation readings, the Fed raised its short-term lending benchmark from near zero in March 2022 to a target range of 4.50% to 4.75%
by the end of the period, the highest since 2007. The Fed stepped down to a
25-basis-point increase in February after a series of historically large 75-basis-
point hikes in 2022, but policymakers indicated that further rate increases are needed to curb inflation.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 1.83% at the start of the period to 3.92% at the end of February.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. The sharp increase in yields led to historically weak results across the fixed income market. Municipal bonds were pressured by higher Treasury yields, but the tax-free sector held

T. ROWE PRICE California Tax-Free Bond Fund

up better than Treasuries during the period. Although municipals experienced outflows, a drop in new issuance amid higher borrowing costs provided technical support.
As the period came to an end, the economic backdrop appeared mixed.
Corporate earnings declined 4.6% in the fourth quarter for the year-over-
year period, according to FactSet, the first decline in earnings since the third quarter of 2020. However, the U.S. jobs market remained resilient, with the unemployment rate reaching its lowest level since 1969, and corporate and household balance sheets appeared strong. Moreover, China’s decision near the end of 2022 to ease its strict pandemic-related restrictions spurred hopes that the reopening of the world’s second-largest economy would boost global growth.
While the U.S. economy has so far managed to avoid a recession, we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE California Tax-Free Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The California Tax-Free Bond Fund returned -5.71% for the 12 months ended
February 28, 2023, outperforming the Lipper California Municipal Debt Funds
Average, which returned -7.21%. (Returns for I Class shares varied slightly, reflecting their different fee structure. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
The tax-exempt bond
market faced a historically
difficult period over the past
12 months amid elevated
volatility in Treasury yields,
and the sharp rise in interest
rates also weighed on your
fund’s total return. The
market stabilized somewhat
over the past six months, although continued uncertainty about the path of interest rates limited the recovery. California bonds generally held up better than the national Bloomberg Municipal Bond Index, which lost 5.10% for the
12 months.
The fund’s outperformance versus our peer group average was aided by its shorter duration relative to its peers, which was beneficial in the rising rate environment. However, due to the generally longer-duration profile of the
California municipal bond market, the fund’s duration was longer than that of the national benchmark, which weighed on returns relative to the index as yields moved higher. We believe a neutral duration posture versus our peers is appropriate in the near term as interest rate volatility could persist as the Fed tightens financial conditions.
Security selection in the revenue sector was the largest contributor to relative results versus the national benchmark. The portfolio’s holdings in the continuing care/assisted living and hospital sectors outperformed.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/28/23 6 Months 12 Months
California Tax-Free Bond
Fund –
.
0.65% -5.71%
California Tax-Free Bond
Fund–
.
I  Class 0.71 -5.66
Lipper California Municipal
Debt Funds Average 0.13 -7.21

T. ROWE PRICE California Tax-Free Bond Fund

The fund’s overall underweight to general obligation (GO) debt and an overweight to revenue-backed debt, as well as allocations within the revenue subsectors, hampered returns, though. In particular, our overweights to continuing care retirement communities and student housing hurt performance.
How is the fund positioned?
Within the revenue sector, the health care segment remained our largest allocation and represented nearly 24% of the fund’s net assets at the end of the period. While hospitals could face challenges in the near term from continued
labor cost pressures, we believe that large hospitals with strong balance sheets and effective management teams should be able to successfully navigate this environment. The portfolio also maintained significant allocations to the transportation and education sectors.
The portfolio’s notable
purchases during the period
included bonds issued by
the University of California
Medical Center, the City of
Los Angeles Department
of Airports, and KIPP
SoCal Public Schools
Obligated Group. We also
held a position in bonds
from Puerto Rico, which
provide income that is tax-
exempt in all 50 states. The
commonwealth successfully
exited bankruptcy in
2022, and we believe the
fundamental backdrop for
the island’s debt is solid.
(Please refer to the fund’s
portfolio of investments for a
complete list of holdings and
the amount each represents
in the portfolio.)
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
California Tax-Free Bond Fund

T. ROWE PRICE California Tax-Free Bond Fund

We reduced our exposure to the State of California’s GO debt during the period amid a decline in the state’s tax revenue. About 43% of the portfolio consisted of AAA and AA rated bonds at period-end, but we continue to overweight A and BBB rated debt. We believe these lower-rated investment-grade segments are an area where our credit research team can find investment opportunities that offer incremental risk-adjusted yield. We also maintain a position in below investment-grade and unrated bonds.
During the period, California’s GO ratings remained unchanged at Fitch (AA),
Moody’s (Aa2), and S&P (AA-). Lease-revenue bonds are typically rated one or two notches below GO bonds.
After strong outperformance during the pandemic, California’s tax receipts are beginning to slow. Through the first seven months of fiscal year (FY) 2023, general fund revenues were 8.4% below forecasts. Personal income tax was the main laggard, underperforming forecasts by 18%. The Legislative Analyst’s
Office and Governor Gavin Newsom are projecting deficits between $22 billion and $25 billion for FY2023. The state did build up its reserves during the pandemic, and, as of last summer, projected to end FY2023 with a Budget
Stabilization Account balance of $23 billion, or 10% of the budget.
California is the most indebted state, and the state ranks 14th for both debt per capita and as a percentage of personal income, according to Moody’s 2022
State Debt Medians Report. As of the most recent data, California’s pensions were 73% funded, near the 50-state median level. However, California derives significant credit strength from its massive and diverse economic base.
Population trends in California have been weak, but given the progressive tax system, population loss is less of a concern for the budget. California relies on capital gain taxes from its wealthiest residents, which would suffer in the event of a recession. The layoffs in the tech industry could also continue to challenge the state.
What is portfolio management’s outlook?
Municipal bonds, like most areas of fixed income, struggled considerably last year in the face of inflation pressures and aggressive monetary tightening by the Fed. While this environment delivered disappointing performance results to bondholders, it also pushed yields to their highest levels in more than a decade, offering investors more attractive income potential and some cushion against a further rise in rates.
Despite substantial macroeconomic headwinds, the market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged municipal bond issuers. These factors, in our view, should help buffer credit ratings in a

T. ROWE PRICE California Tax-Free Bond Fund

recession if one transpires. Within that context, credit spreads unsurprisingly widened in 2022 as economic growth slowed, with some sectors experiencing more material weakness in their credit profiles. We expect spreads to widen further if the economy contracts, potentially increasing opportunities to identify mispriced bonds through in-depth credit research.
This backdrop of higher yields, wider credit spreads, and generally solid fundamentals should, in our view, draw investors back to the municipal market in 2023. While we see potential for industrywide outflows to persist until interest rate volatility shows a more sustained moderation, we ultimately anticipate constructive technical conditions over the near term, bolstered by expected coupon reinvestments and below-average issuance levels.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve the fund’s shareholders well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE California Tax-Free Bond Fund

RISKS OF INVESTING IN FIXED INCOME SECURITIES
Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. The fund is less diversified than one investing nationally. Some income may be subject to state and local taxes and the federal alternative minimum tax.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg Municipal Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.

T. ROWE PRICE California Tax-Free Bond Fund

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE California Tax-Free Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
CALIFORNIA TAX-FREE BOND FUND
Note: Performance for the I Class will vary due to its differing fee structure. See the Average
Annual Compound Total Return table.

T. ROWE PRICE California Tax-Free Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Periods Ended 2/28/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
California Tax-Free Bond
Fund –
.
-5.71% 1.44% 2.21% – –
California Tax-Free Bond
Fund–
.
I  Class -5.66 1.53 – 1.49% 7/6/17
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results. When assessing performance, investors should consider both short- and long-term returns.
California Tax-Free Bond Fund 0.53%
California Tax-Free Bond Fund–I Class 0.43
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE California Tax-Free Bond Fund

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE California Tax-Free Bond Fund

QUARTER-END RETURNS
CALIFORNIA TAX-FREE BOND FUND
Beginning
Account Value
9/1/22
Ending
Account Value
2/28/23
Expenses Paid
During Period*
9/1/22 to 2/28/23
Investor Class
Actual $1,000.00 $1,006.50 $2.74
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.07   2.76
I Class
Actual   1,000.00   1,007.10   2.19
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.61   2.21
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.55%, and
the
2
I Class was 0.44%.
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
California Tax-Free Bond
Fund –
.
-9.29% 1.00% 2.25% – –
California Tax-Free Bond
Fund–
.
I  Class -9.25  1.09  – 1.39% 7/6/17
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I Class shares, 1-800-638-8790 .
This table provides returns net of expenses through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE California Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 11.49 $ 11.80 $ 12.04 $ 11.34 $ 11.33
Investment activities
Net investment income
(1)(2)
0.31 0.30 0.32 0.34 0.35
Net realized and unrealized gain/
loss (0.97) (0.27) (0.23) 0.70 0.01
Total from investment activities (0.66) 0.03 0.09 1.04 0.36
Distributions
Net investment income (0.30) (0.30) (0.32) (0.34) (0.35)
Net realized gain (0.01) (0.04) (0.01) — —
(3)
Total distributions (0.31) (0.34) (0.33) (0.34) (0.35)
NET ASSET VALUE
End of period $ 10.52 $ 11.49 $ 11.80 $ 12.04 $ 11.34

T. ROWE PRICE California Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
(5.71)% 0.13% 0.80% 9.32% 3.23%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.58% 0.53% 0.53% 0.53% 0.54%
Net expenses after waivers/
payments by Price Associates 0.58% 0.53% 0.53% 0.53% 0.54%
Net investment income 2.87% 2.48% 2.74% 2.93% 3.09%
Portfolio turnover rate 28.3% 8.3% 16.1% 8.3% 14.2%
Net assets, end of period (in
thousands) $349,156 $455,003 $562,592 $623,994 $590,159
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE California Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
NET ASSET VALUE
Beginning of period $ 11.49 $ 11.79 $ 12.03 $ 11.34 $ 11.33
Investment activities
Net investment income
(1)(2)
0.32 0.31 0.33 0.35 0.36
Net realized and unrealized gain/
loss (0.97) (0.26) (0.23) 0.69 0.01
Total from investment activities (0.65) 0.05 0.10 1.04 0.37
Distributions
Net investment income (0.32) (0.31) (0.33) (0.35) (0.36)
Net realized gain (0.01) (0.04) (0.01) — —
(3)
Total distributions (0.33) (0.35) (0.34) (0.35) (0.36)
NET ASSET VALUE
End of period $ 10.51 $ 11.49 $ 11.79 $ 12.03 $ 11.34

T. ROWE PRICE California Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/23 2/28/22 2/28/21 2/29/20 2/28/19
Ratios/Supplemental Data
Total return
(2)(4)
(5.66)% 0.33% 0.90% 9.34% 3.34%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.45% 0.43% 0.43% 0.43% 0.44%
Net expenses after waivers/
payments by Price Associates 0.44% 0.43% 0.43% 0.43% 0.44%
Net investment income 3.01% 2.59% 2.83% 3.02% 3.21%
Portfolio turnover rate 28.3% 8.3% 16.1% 8.3% 14.2%
Net assets, end of period (in
thousands) $310,843 $245,613 $134,569 $123,278 $80,904
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE California Tax-Free Bond Fund
February 28, 2023

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.5%
CALIFORNIA 95.5%
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A, 5.00%,
4/1/32  2,700 2,704
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A, 5.00%,
4/1/42  1,000 1,001
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/43  3,000 3,007
Adelanto Public Utility Auth., Utility System Project, Series A,
5.00%, 7/1/39  (1) 2,000 2,132
Alameda Corridor Transportation Auth., Series C, 5.00%,
10/1/52  (1) 1,000 1,072
Bay Area Toll Auth., Series S-8, 3.00%, 4/1/54  (2) 4,500 3,352
California, GO, 4.25%, 9/1/52  3,510 3,509
California, GO, 5.00%, 9/1/41  2,380 2,639
California, Series CU, GO, 4.75%, 12/1/42  2,250 2,401
California, Series CU, GO, 4.85%, 12/1/46  1,230 1,308
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  5,475 5,757
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  2,400 2,517
California Community Housing Agency, 5.00%, 8/1/49  (3) 2,000 1,910
California County Tobacco Securitization Agency, Series B-1,
5.00%, 6/1/49  390 393
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24)  (4) 5 5
California EFA, Series A, 4.00%, 12/1/39  1,245 1,125
California EFA, Series A, 5.00%, 12/1/34  1,000 1,042
California EFA, Series A, 5.00%, 12/1/44  3,500 3,517
California EFA, Chapman Univ., 5.00%, 4/1/36  4,260 4,379
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/38  1,300 1,377
California EFA, Univ. of San Francisco, Series A, 5.00%, 10/1/43  4,500 4,706
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/35  400 418
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/40  500 513
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/45  550 556
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/50  550 553
California Enterprise Dev. Auth., Student Housing, Series A, 5.00%,
8/1/55  825 823
California HFFA, Adventist Health System, Series B, VRDN, 1.65%,
9/1/38  900 900

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California HFFA, Cedars-Sinai Health System, Series A, 4.00%,
8/15/48  3,090 2,944
California HFFA, Cedars-Sinai Health System, Series A, 5.00%,
8/15/51  3,250 3,478
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28  560 594
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29  880 934
California HFFA, City Of Hope Obligated Group, 5.00%, 11/15/49  3,100 3,131
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/37  1,595 1,551
California HFFA, Common Spirit Health, Series A, 4.00%, 4/1/38  1,295 1,249
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, 4.00%, 5/15/46  3,975 3,771
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, 4.00%, 5/15/51  9,000 8,324
California HFFA, Lucile Salter Packard Children's Hosp. at
Stanford, Series A, 5.00%, 11/15/56  3,350 3,432
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34  700 738
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39  1,300 1,353
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44  1,400 1,446
California HFFA, Providence Healthcare & Services, Unrefunded
Balance, Series A, 5.00%, 10/1/38  1,410 1,428
California HFFA, Stanford Health Care, Series A, 4.00%, 8/15/50  5,870 5,582
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  1,250 1,354
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  1,200 1,292
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35  1,000 1,070
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38  2,000 2,112
California HFFA, Sutter Health, Series A, 5.00%, 11/15/48  4,700 4,797
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46
(Prerefunded 11/15/26)  (4) 1,020 1,092
California HFFA, Sutter Health, Unrefunded Balance, Series B,
5.00%, 11/15/46  1,480 1,508
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  1,450 1,443
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  2,801 2,767
California Infrastructure & Economic Dev. Bank, Series B, 4.125%,
11/1/52  2,835 2,495
California Infrastructure & Economic Dev. Bank, Series B, FRN, 1%
of MUNIPSA + 0.70%, 4.12%, 12/1/50 (Tender 6/1/26)  1,175 1,135
California Infrastructure & Economic Dev. Bank, Academy Motion
Picture Arts & Science, 5.00%, 11/1/41  2,840 2,858
California Infrastructure & Economic Dev. Bank, Academy of
Sciences, Series D, FRN, 1% of MUNIPSA + 0.35%, 3.77%, 8/1/47
(Tender 8/1/24)  1,975 1,951
California Infrastructure & Economic Dev. Bank, Green Bond,
4.00%, 10/1/44  5,250 5,234

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Green Bond-
Climate Bond Certified, 5.00%, 8/1/49  3,750 3,975
California Infrastructure & Economic Dev. Bank, Museum of
National History, Los Angeles, 4.00%, 7/1/50  4,850 4,415
California Municipal Fin. Auth., Bella Mente Montessori Academy,
Series A, 5.00%, 6/1/48  (3) 1,150 1,022
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/35  300 303
California Municipal Fin. Auth., Bowles Hall Foundation, Series A,
5.00%, 6/1/50  4,830 4,841
California Municipal Fin. Auth., California Baptist Univ., Series A,
5.00%, 11/1/36  (3) 1,920 1,934
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39  500 507
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49  1,425 1,441
California Municipal Fin. Auth., Caritas Project, Series A, 4.00%,
8/15/42  635 598
California Municipal Fin. Auth., Caritas Project, Series B, 3.00%,
8/15/31  150 136
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/41  295 264
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/51  435 368
California Municipal Fin. Auth., Caritas Project, Series B, 4.00%,
8/15/56  330 272
California Municipal Fin. Auth., Channing House Project, Series A,
5.00%, 5/15/35  1,000 1,084
California Municipal Fin. Auth., Channing House Project, Series B,
5.00%, 5/15/47  2,200 2,274
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/36  (2) 2,000 2,115
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/40  (3) 1,515 1,418
California Municipal Fin. Auth., Claremont College Project,
Series A, 5.00%, 7/1/52  (3) 2,075 1,839
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  3,900 3,597
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33  1,000 1,049
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36  2,550 2,629
California Municipal Fin. Auth., Green Bond-Orchard Park Student,
4.00%, 5/15/46  (2) 1,750 1,603
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/36  365 394

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Institute on Aging Project, 5.00%,
8/15/37  315 339
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29  (3) 420 396
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/39  (3) 900 863
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49  (3) 1,000 902
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/57  (3) 1,650 1,449
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47  (1)(5) 2,845 2,591
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38  (5) 1,500 1,530
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43  (5) 5,500 5,514
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47  (5) 5,500 5,440
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/39  1,700 1,597
California Municipal Fin. Auth., MT San Antonio Gardens Project,
5.00%, 11/15/49  3,875 3,390
California Municipal Fin. Auth., MT San Antonio Gardens Project,
Series A, 4.00%, 11/15/52  1,000 714
California Municipal Fin. Auth., MT San Antonio Gardens Project,
Series A, 4.00%, 11/15/56  1,100 768
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/29  1,045 1,164
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/30  1,245 1,379
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/32  1,035 1,140
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/40  1,000 1,053
California Municipal Fin. Auth., National Univ., Series A, 5.00%,
4/1/41  1,000 1,050
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43  1,950 2,069
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30  510 561
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31  375 413
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32  350 385
California Municipal Fin. Auth., Republic Services, Series A,
VRDN, 3.875%, 7/1/41 (Tender 4/3/23)  (5) 4,000 3,997

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26  (6) 950 1,020
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28  (6) 1,005 1,126
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29  (6) 780 890
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31  (6) 1,000 1,178
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32  (6) 1,025 1,224
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  3,775 4,043
California Municipal Fin. Auth., Touro College & Univ. System,
Series A, 4.00%, 1/1/25 (Prerefunded 7/1/24)  (4) 560 567
California Municipal Fin. Auth., UCR North Dist. Phase 1 Student,
5.00%, 5/15/33  1,000 1,040
California Municipal Fin. Auth., Univ. of San Diego, Series A,
5.00%, 10/1/49  4,500 4,720
California Municipal Fin. Auth., West Village, 5.00%, 5/15/37  3,440 3,524
California Municipal Fin. Auth., West Village, 5.00%, 5/15/48  4,025 4,022
California PFA, Enso Village Project, 5.00%, 11/15/46  (3) 500 428
California PFA, Enso Village Project, 5.00%, 11/15/51  (3) 1,000 838
California PFA, Enso Village Project, 5.00%, 11/15/56  (3) 1,000 820
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/32  500 520
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/33  500 518
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37  1,000 1,019
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47  3,500 3,447
California PFA, Hoag Memorial Hosp., Series A, 4.00%, 7/15/51  5,000 4,715
California Pollution Control Fin. Auth., Waste Management Project,
Series A, VRDN, 2.50%, 7/1/31 (Tender 5/1/24)  (5) 2,625 2,589
California Public Works Board, Series B, 4.00%, 5/1/37  425 430
California Public Works Board, Series B, 4.00%, 5/1/40  750 746
California Public Works Board, Series B, 4.00%, 5/1/41  1,000 987
California Public Works Board, Series C, 4.00%, 8/1/37  2,250 2,275
California School Fin. Auth., Aspire Public School, 5.00%, 8/1/41
(Prerefunded 8/1/25)  (3)(4) 175 183
California School Fin. Auth., Aspire Public School, Unrefunded
Balance, 5.00%, 8/1/41  (3) 1,825 1,830
California School Fin. Auth., Classical Academies, Series A,
5.00%, 10/1/52  (3) 2,000 1,968
California School Fin. Auth., John Adams Academies, Series A,
5.00%, 7/1/52  (3) 600 532
California School Fin. Auth., Kipp Socal Public School, Series A,
4.00%, 7/1/50  (3) 1,135 960
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39  (3) 2,000 2,046

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49  (3) 1,850 1,862
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/54  (3) 1,150 1,151
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/40  (3) 690 662
California School Fin. Auth., New Designs Charter School ADA,
5.00%, 6/1/50  (3) 1,030 949
California State Univ., Series C, 4.00%, 11/1/45  2,125 2,059
California Statewide CDA, 5.00%, 9/2/40  1,055 1,082
California Statewide CDA, 5.375%, 9/2/52  2,000 1,943
California Statewide CDA, 899 Charleston Project, Series A,
5.25%, 11/1/44  (3) 1,500 1,241
California Statewide CDA, Adventist Health, Series A, 5.00%,
3/1/48  1,840 1,859
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34  1,250 1,278
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35  1,000 1,020
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  950 960
California Statewide CDA, Children's Hosp., Series A, VRDN,
1.65%, 8/15/47  3,150 3,150
California Statewide CDA, Enloe Medical Center, 5.00%, 8/15/38
(Prerefunded 2/15/26)  (4) 2,500 2,647
California Statewide CDA, Enloe Medical Center, Series A, 5.25%,
8/15/52  (1) 3,120 3,300
California Statewide CDA, Enloe Medical Center, Series A, 5.375%,
8/15/57  (1) 1,000 1,063
California Statewide CDA, Front Porch Communities & Services,
4.00%, 4/1/41  2,000 1,878
California Statewide CDA, Front Porch Communities & Services,
4.00%, 4/1/51  4,000 3,577
California Statewide CDA, Front Porch Communities & Services,
5.00%, 11/15/44 (Prerefunded 11/15/24)  (1)(4) 1,750 1,807
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/28  390 407
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/31  175 183
California Statewide CDA, Front Porch Communities & Services,
Series A, 5.00%, 4/1/47  1,750 1,778
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43  1,750 1,813
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48  5,650 5,829
California Statewide CDA, Infrastructure Program, 5.00%, 9/2/50  800 806
California Statewide CDA, Infrastructure Program, Series A, 5.00%,
9/2/48  940 955
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51  2,100 1,931

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46  1,000 1,024
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51  1,750 1,787
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53  1,000 1,026
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/34  (3) 375 369
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/39  (3) 675 651
California Statewide CDA, Lancer Educational Student Housing
Project, Series A, 5.00%, 6/1/51  (3) 4,135 3,779
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36  (3) 500 502
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58  (3) 7,750 7,608
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38  750 775
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43  1,800 1,839
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48  2,910 2,958
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/40  1,000 986
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/41  1,000 984
California Statewide CDA, Montage Health, Series A, 4.00%,
6/1/46  1,755 1,675
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,000 992
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  1,000 967
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/42  1,000 998
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-1, 5.00%, 9/2/52  1,100 1,061
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26  950 985
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28  1,230 1,284
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42  3,700 3,737
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30  125 139
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31  150 166

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32  100 111
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33  125 138
California, Construction Bonds, GO, 4.00%, 10/1/44  1,850 1,833
California, Various Purpose, GO, 5.00%, 10/1/39  2,375 2,427
California, Various Purpose, GO, 5.00%, 11/1/43  2,300 2,320
Compton Community Redev. Agency Successor Agency, Series A,
5.00%, 8/1/37  (1) 1,700 1,841
Compton Community Redev. Agency Successor Agency, Series A,
5.00%, 8/1/42  (1) 1,250 1,334
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56  (3) 2,470 1,851
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56  (3) 3,000 2,432
Del Mar Race Track Auth., 5.00%, 10/1/35  1,665 1,605
Del Mar Race Track Auth., 5.00%, 10/1/36  1,000 957
Federal Home Loan Mortgage Multifamily Variable Rate Certificate,
Series M-049, 3.05%, 4/15/34  1,845 1,619
Foothill-Eastern Transportation Corridor Agency, Series A, 4.00%,
1/15/46  4,000 3,618
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/32  175 178
Foothill-Eastern Transportation Corridor Agency, Series C, 4.00%,
1/15/33  250 254
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/30  150 162
Foothill-Eastern Transportation Corridor Agency, Series C, 5.00%,
1/15/31  150 163
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%, 9/1/44  4,600 4,623
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%, 9/1/37  3,100 3,141
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series B, 5.00%, 9/1/47  1,295 1,308
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series C, 5.00%, 9/1/47  525 530
Irvine Unified School Dist., Community Fac. Dist. No. 09-1, Special
Tax, Series D, 5.00%, 3/1/57  2,335 2,343
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/34  360 366
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/37  1,390 1,438
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/39  1,000 1,009
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/43  2,000 2,037
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/44  1,500 1,508

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/25  (7) 600 627
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/29  (7) 1,000 1,139
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33  1,175 1,199
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/43  2,475 2,519
Lake Elsinore, Community Fac. Dist. No. 2016-2, Special Tax,
5.00%, 9/1/48  3,640 3,682
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37  2,135 2,321
Long Beach, Harbor, Series A, 5.00%, 5/15/37  (5) 1,300 1,353
Long Beach, Marina System, 5.00%, 5/15/32  1,655 1,700
Long Beach, Marina System, 5.00%, 5/15/45  2,500 2,524
Los Angeles County Fac., Vermont Corridor County Administrative
Building, Series A, 5.00%, 12/1/43  6,400 6,846
Los Angeles County Metropolitan Transportation Auth., Green
Bond-Measure R Junior, Series A, 4.00%, 6/1/37  1,375 1,409
Los Angeles Dept. of Airports, Series A, 4.00%, 5/15/42  (5) 5,225 4,924
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35  (5) 500 528
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44  (5) 1,000 1,025
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/36  (5) 1,200 1,237
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/42  930 978
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/45  (5) 1,620 1,688
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/44  (5) 2,500 2,340
Los Angeles Dept. of Airports, Series D, 4.00%, 5/15/51  (5) 2,000 1,808
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/36  (5) 1,000 1,053
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/37  (5) 1,000 1,048
Los Angeles Dept. of Airports, Green Bond, Series G, 4.00%,
5/15/47  (5) 1,500 1,393
Los Angeles Dept. of Airports, Revenue Bonds 2015, Series D,
5.00%, 5/15/36  (5) 1,500 1,531
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/52  1,000 1,084
Los Angeles Dept. of Water & Power Water System Revenue,
Series D, 5.00%, 7/1/52  3,425 3,724
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34  3,750 3,820
Mesa Water Dist., COP, 4.00%, 3/15/45  1,020 991
Metropolitan Water Dist. of Southern California, Series C, FRN, 1%
of MUNIPSA + 0.14%, 3.56%, 7/1/47 (Tender 5/21/24)  3,000 2,988
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/24  (5) 1,170 1,183
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/25  (5) 1,405 1,421
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/41  (5) 2,000 2,043
Norman Y Mineta San Jose Int'l. Airport, Series A, 5.00%,
3/1/47  (5) 2,000 2,028
Norman Y Mineta San Jose Int'l. Airport, Series C, 5.00%, 3/1/31  2,000 2,041

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Northern California Energy Auth., Series A, VRDN, 4.00%, 7/1/49
(Tender 7/1/24)  3,500 3,503
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/34 (Prerefunded 8/1/25)  (4) 1,250 1,310
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/35 (Prerefunded 8/1/25)  (4) 1,210 1,268
Oceanside Unified School Dist., GO, Zero Coupon, 8/1/28  (6)(8) 380 324
Oceanside Unified School Dist., Series A, GO, Zero Coupon,
8/1/28  (6)(8) 500 427
Oceanside Unified School Dist., Prerefunded Balance, Series A,
GO, Zero Coupon, 8/1/28  (6)(8) 250 213
Oceanside Unified School Dist., Unrefunded Balance, GO, Zero
Coupon, 8/1/28  (8) 3,870 3,242
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/36  (1)(5) 1,040 1,023
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/37  (1)(5) 575 560
Ontario Int'l Airport Auth., North Terminal Project, Series B, 4.00%,
5/15/40  (1)(5) 1,350 1,272
Orange County Community Fac. Dist., No. 2015-1, Esencia Village,
Series A, 5.25%, 8/15/45  2,930 2,974
Orange County Community Fac. Dist., No. 2021-1, Rienda,
Series A, 5.00%, 8/15/47  500 504
Orange County Water Dist., Series C, 4.00%, 8/15/35  1,000 1,045
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26  880 889
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27  450 455
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28  525 530
Palomar Health, Election 2004, Series A, GO, Zero Coupon,
8/1/25  (8) 5,000 4,587
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/28  (1) 3,000 3,196
Pittsburg Redev. Agency, Successor Agency, Series A, 5.00%,
9/1/29  (1) 1,935 2,067
Port of Los Angeles, Harbor Dept., Series A, 5.00%, 8/1/36  (5) 4,075 4,145
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/29  (5) 1,725 1,875
Port of Oakland, Intermediate Lien, Series H, 5.00%, 11/1/29  (5) 1,625 1,777
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/28  (1) 2,700 2,785
Rancho Cucamonga Redev. Agency, Successor Agency, 5.00%,
9/1/29  (1) 1,800 1,858
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  2,000 1,673
Regents of the Univ. of California Medical Center Pooled Revenue,
Series P, 4.00%, 5/15/53  3,000 2,763
Riverside County Transportation Commission, Series B-1, 4.00%,
6/1/46  3,000 2,763
Rocklin, Special Tax, 5.00%, 9/1/37  535 545

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Rocklin, Special Tax, 5.00%, 9/1/38  975 992
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26  1,000 1,020
Sacramento City Fin. Auth., 5.00%, 12/1/31  (2) 1,380 1,453
Sacramento City Fin. Auth., 5.00%, 12/1/34  (2) 2,275 2,393
Sacramento County Airport, Series A, 5.00%, 7/1/41  2,175 2,244
Sacramento County Airport, Series B, 5.00%, 7/1/41  2,275 2,331
Sacramento County Airport, Series C, 5.00%, 7/1/36  (5) 4,000 4,182
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/38  1,240 1,314
Sacramento Transient Occupancy Tax, Convention Center,
Series A, 5.00%, 6/1/43  4,650 4,863
Sacramento, Railyards Community Fac. Dist. No. 201, 5.375%,
9/1/52  (3) 2,195 2,205
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/25  (1) 1,275 1,332
San Bernardino Redev. Agency, Successor Agency, Series A,
5.00%, 12/1/31  (1) 1,945 2,095
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40  970 980
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/38  2,100 2,224
San Diego Assn. of Governments South Bay Expressway, Senior
Lien-Toll, Series A, 5.00%, 7/1/42  2,700 2,844
San Diego County Regional Airport Auth., Series A, 5.00%, 7/1/47  1,800 1,856
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/46  (5) 2,540 2,312
San Diego County Regional Airport Auth., Series B, 4.00%,
7/1/51  (5) 1,500 1,332
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/35  (5) 1,215 1,286
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/37  (5) 1,000 1,046
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/38  (5) 1,000 1,043
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/39  (5) 600 624
San Diego County Water Auth., Series A, 5.00%, 5/1/47  1,500 1,652
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/45  550 486
San Diego County, Special Tax, Harmony Grove Village, Series A,
4.00%, 9/1/50  1,100 941
San Diego County, Special Tax, Harmony Grove Village,
Improvement Area No. 1, Series A, 4.00%, 9/1/50  875 749
San Diego Public Fac. Fin. Auth., Series A, 5.00%, 5/15/52  5,650 6,134
San Diego Unified School Dist., Green Bond, Series O-2, GO,
4.25%, 7/1/47  3,000 2,997

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/37  350 357
San Francisco Bay Area Rapid Transit Dist. Sales Tax, Series A,
4.00%, 7/1/39  625 630
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/29  1,000 1,071
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/38  (5) 2,710 2,831
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/44  (5) 2,950 3,030
San Francisco City & County Int'l. Airport, Commissions, Series A,
5.00%, 5/1/52  (5) 1,000 1,026
San Francisco City & County Int'l. Airport, Commissions, Series B,
5.00%, 5/1/46  (5) 5,000 5,060
San Francisco City & County Int'l. Airport, Commissions, Series E,
4.00%, 5/1/50  (5) 1,800 1,645
San Francisco City & County Int'l. Airport, Commissions, Series E,
5.00%, 5/1/50  (5) 500 509
San Francisco City & County Int'l. Airport, Commissions,
Unrefunded Balance, Series A, 5.00%, 5/1/47  (5) 3,000 3,044
San Francisco Community College Dist., GO, 5.00%, 6/15/31  2,505 2,627
San Jose Redev. Agency, Successor Agency, Series A, 5.00%,
8/1/34  2,500 2,723
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31  (5) 840 840
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/31  2,165 2,282
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/32  850 895
San Marcos Redev. Agency, Successor Agency, Series A, 5.00%,
10/1/34  900 946
Santa Margarita Water Dist., Community Fac. Dist. 2013-1, 5.625%,
9/1/36  1,155 1,164
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36  1,390 1,395
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42  1,500 1,505
South San Francisco Public Fac. Fin. Auth., Police Station Project,
Series A, 4.00%, 6/1/46  1,470 1,401
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/33  1,170 1,280
Southern California Tobacco Securitization Auth, Asset Backed,
Series A, Class 1, 5.00%, 6/1/35  900 970
Sunnyvale Fin. Auth., Green Bond-Civic Center Project, 4.00%,
4/1/50  4,740 4,465
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/45  1,750 1,789

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Transbay Joint Powers Auth., Green Bond, Series A, 5.00%,
10/1/49  1,700 1,722
Univ. of California Regents, Series AL-1, VRDN, 1.55%, 5/15/48  5,825 5,825
Univ. of California Regents, Series AL-2, VRDN, 1.55%, 5/15/48  3,950 3,950
Univ. of California Regents, Series AL-4, VRDN, 1.55%, 5/15/48  150 150
Univ. of California Regents, Series M, 5.00%, 5/15/47  4,250 4,477
Univ. of California Regents, Series O, 5.50%, 5/15/58  9,500 10,219
Univ. of California Regents Medical Center, Series B-2, VRDN,
1.55%, 5/15/32  600 600
Univ. of California Regents Medical Center, Pooled, Series L,
4.50%, 5/15/36  1,900 1,945
Univ. of California Regents Medical Center, Pooled, Series P,
5.00%, 5/15/47  5,000 5,398
Vernon Electric System Revenue, Series 2022-A, 5.00%, 8/1/41  840 878
Washington Township Health Care Dist., Series A, 4.00%, 7/1/35  600 582
Washington Township Health Care Dist., Series A, 5.00%, 7/1/30  500 528
Washington Township Health Care Dist., Series A, 5.00%, 7/1/31  1,000 1,055
Washington Township Health Care Dist., Series A, 5.00%, 7/1/36  620 634
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26  (8) 1,640 1,710
630,150
PUERTO RICO 3.0%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (9) 4,396 1,890
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (3) 1,590 1,583
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  110 103
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  423 240
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,329 1,188
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  295 258
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  576 491
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  345 284
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  183 184
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  366 371
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  902 931
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,317 1,372
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  1,846 1,940

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (10)(11) 15 10
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (10)
(11) 25 17
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27  (10)
(11) 225 156
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (10)
(11) 65 45
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (10)
(11) 80 55
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (10)
(11) 305 211
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (10)
(11) 100 69
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (10)
(11) 125 87
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (10)
(11) 15 10
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (10)
(11) 15 10
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (10)
(11) 75 53
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (10)
(11) 65 45
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (10)
(11) 30 21
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (10)
(11) 80 56
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (10)
(11) 60 42
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (10)
(11) 20 13
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (10)
(11) 35 24
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (10)
(11) 25 17
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (10)
(11) 245 168
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (10)
(11) 70 49
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (10)
(11) 25 17
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, Zero Coupon, 7/1/53  2,000 1,105
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  349 345

T. ROWE PRICE California Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,647 6,836
20,296
Total Municipal Securities (Cost $676,157) 650,446
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.4%
Freddie Mac Multifamily ML Certificates, Series 2021-ML10, Class
ACA, 2.046%, 6/25/38  3,437 2,576
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$3,551) 2,576
Total Investments in Securities
98.9% of Net Assets
(Cost $679,708) $ 653,022
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$48,183 and represents 7.3% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Interest subject to alternative minimum tax.
(6) Escrowed to maturity
(7) Insured by National Public Finance Guarantee Corporation
(8) Insured by Assured Guaranty Corporation
(9) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Non-income producing
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PFA Public Finance Authority/Agency

T. ROWE PRICE California Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE California Tax-Free Bond Fund
February 28, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $679,708) $ 653,022
Interest receivable 7,954
Receivable for shares sold 199
Cash 78
Receivable for investment securities sold 20
Other assets 20
Total assets 661,293
Liabilities
Payable for shares redeemed 672
Investment management fees payable 198
Due to affiliates 19
Other liabilities 405
Total liabilities 1,294
NET ASSETS $ 659,999
Net Assets Consist of:
Total distributable earnings (loss) $ (35,046)
Paid-in capital applicable to 62,773,577 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 695,045
NET ASSETS $ 659,999
NET ASSET VALUE PER SHARE
Investor Class
($349,155,645 / 33,200,648 shares outstanding) $ 10.52
I Class
($310,843,372 / 29,572,929 shares outstanding) $ 10.51

T. ROWE PRICE California Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/23
Investment Income (Loss)
Interest income $ 22,068
Expenses
Investment management 2,469
Shareholder servicing
Investor Class $ 464
I Class 45 509
Prospectus and shareholder reports
Investor Class 17
I Class 3 20
Custody and accounting 194
Registration 53
Legal and audit 33
Directors 2
Miscellaneous 17
Waived / paid by Price Associates (38)
Total expenses 3,259
Net investment income 18,809
Realized and Unrealized Gain / Loss –
Net realized loss on securities (8,735)
Change in net unrealized gain / loss on securities (51,220)
Net realized and unrealized gain / loss (59,955)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (41,146)

T. ROWE PRICE California Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/28/23 2/28/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 18,809 $ 17,996
Net realized gain (loss) (8,735) 1,649
Change in net unrealized gain / loss (51,220) (18,205)
Increase (decrease) in net assets from operations (41,146) 1,440
Distributions to shareholders
Net earnings
Investor Class (9,901) (15,838)
I Class (9,315) (4,417)
Decrease in net assets from distributions (19,216) (20,255)
Capital share transactions
*
Shares sold
Investor Class 296,977 71,563
I Class 185,839 135,311
Distributions reinvested
Investor Class 8,760 13,454
I Class 6,188 2,416
Shares redeemed
Investor Class (3 79,301) (178,142)
I Class (98,718) (22,332)
Increase in net assets from capital share transactions 19,745 22,270
Net Assets
Increase (decrease) during period (40,617) 3,455
Beginning of period 700,616 697,161
End of period $ 659,999 $ 700,616
*Share information (000s)
Shares sold
Investor Class 28,138 6,007
I Class 16,952 11,644
Distributions reinvested
Investor Class 827 1,131
I Class 585 203
Shares redeemed
Investor Class (35,347) (15,247)
I Class (9,341) (1,885)
Increase in shares outstanding 1,814 1,853

T. ROWE PRICE California Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds.
The fund has two classes of shares: the California Tax-Free Bond Fund (Investor Class)
and the California Tax-Free Bond Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the
Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest

T. ROWE PRICE California Tax-Free Bond Fund

income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE California Tax-Free Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE California Tax-Free Bond Fund

Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 28, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

T. ROWE PRICE California Tax-Free Bond Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Other Purchases and sales of portfolio securities other than short-term securities aggregated $184,566,000 and $178,336,000, respectively, for the year ended
February 28, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE California Tax-Free Bond Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of market discount at time of sale.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
February 28,
2023
February 28,
2022
Ordinary income (including short-term capital gains,
if any) $ 6 $ —
Tax-exempt income 18,627 17,985
Long-term capital gain 583 2,270
Total distributions $ 19,216 $ 20,255
($000s)
Cost of investments $ 679,319
Unrealized appreciation $ 5,320
Unrealized depreciation (31,617)
Net unrealized appreciation (depreciation) $ (26,297)

T. ROWE PRICE California Tax-Free Bond Fund

At February 28, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2023, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date
($000s)
Undistributed ordinary income $ 52
Undistributed tax-exempt income 237
Net unrealized appreciation (depreciation) (26,297)
Loss carryforwards and deferrals (9,038)
Total distributable earnings (loss) $ (35,046)

T. ROWE PRICE California Tax-Free Bond Fund

indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the year ended February 28, 2023 as indicated in the table below and remain subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
February 28, 2023, expenses incurred pursuant to these service agreements were
$100,000 for Price Associates and $161,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 06/30/23
(Waived)/repaid during the period ($000s) $(38)

T. ROWE PRICE California Tax-Free Bond Fund

NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE California Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc. and
Shareholders of T. Rowe Price California Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price California Tax-Free Bond Fund (one of the
funds constituting T. Rowe Price State Tax-Free Funds, Inc., referred to hereafter as the
"Fund") as of February 28, 2023, the related statement of operations for the year ended
February 28, 2023, the statement of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2023 and the financial highlights for each of the five years in the period ended February 28, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE California Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
April 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE California Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$583,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
$18,388,000 which qualified as exempt-interest dividends for Federal and California state purposes
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE California Tax-Free Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[205]
Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE California Tax-Free Bond Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE California Tax-Free Bond Fund

OFFICERS
Name (Year of Birth)
Position Held with State Tax-Free Funds  Principal Occupation(s)
Austin Applegate (1974)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Colin T. Bando, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel of Pacific
Investment Management Company LLC (to 2017)
Daniel Chihorek (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Vice President, Municipal
Research Analyst, GW&K Investment Management
(to 2018)
Davis Collins, CFA (1989)
Vice President
Vice President, T. Rowe Price
Maria H. Condez (1962)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Sarah J. Engle (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Charles B. Hill, CFA (1961)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Thomas Dylan Jones, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.

T. ROWE PRICE California Tax-Free Bond Fund

Name (Year of Birth)
Position Held with State Tax-Free Funds  Principal Occupation(s)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Matthew T. Larkin (1983)
Vice President
Assistant Vice President, T. Rowe Price
John Leard, CFA (1985)
Vice President
Employee, T. Rowe Price
James T. Lynch, CFA (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Konstantine B. Mallas (1963)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
James M. Murphy, CFA (1967)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Rachel Protzman (1988)
Vice President
Assistant Vice President, T. Rowe Price
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Chen Shao (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Douglas D. Spratley, CFA (1969)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Timothy G. Taylor, CFA (1975)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mitch Unger (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Research Analyst,
NUVEEN, TIAA Investments (to 2018)
Blerina Uruci (1984)
Vice President
Vice President, T. Rowe Price; formerly, Senior U.S.
Economist, Barclays Capital (to 2022)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE California Tax-Free Bond Fund

Name (Year of Birth)
Position Held with State Tax-Free Funds  Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Kyeonta Williams (1992)
Vice President
Assistant Vice President, T. Rowe Price; formerly,
Institutional Salesman, Wells Fargo Securities (to
2021); Sales Assistant, Wells Fargo Securities (to
2018)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202304-2689280 F80-050 4/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$30,755	$30,187
Audit-Related Fees	-	-
Tax Fees	-	3,448
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,454,000 and $3,749,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 19, 2023